Related Party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textual) [Abstract]
Unused commitments to related parties	$ 2,326	$ 1,729
Related party deposits	5,545	3,697
Fee income	$ 0	$ 4	$ 35